ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended
Dec. 31, 2016
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

21.ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

In March 2014, the Company issued 24,894,647 ordinary shares to a group of institutional investors for an aggregate cash consideration of RMB158,044,000. In addition, the group of institutional investors purchased 28,960,922 ordinary shares from the Company’s existing shareholders for a total cash consideration of RMB183,858,000 which was paid to the selling shareholders through the Company.